Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$ 16,975,076	$ 19,975,068
Investments in U.S. Treasury notes	84,609,461	113,585,567
Total investments in U.S. Treasury notes	101,584,537	133,560,635
Short-term Money Market Fund	8,980,173	13,861,142
Net unrealized appreciation on open futures and forward currency contracts	3,349,977	1,097,472
Net unrealized depreciation on open futures and forward currency contracts	(22,579)	(1,196,064)
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,327,398	(98,592)
Total financial assets at fair value	113,892,108	147,323,185
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,013,136	1,097,472
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	248,830	312,136
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	541,875	(187,779)
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	369,629	394,563
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(2,970)	(140)
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	868,869	295,006
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	42,417	(3,723)
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	944,486	287,409
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	314,262	(1,196,064)
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	101,584,537	133,560,635
Short-term Money Market Fund	8,980,173	13,861,142
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,013,136	1,097,472
Total financial assets at fair value	113,577,846	148,519,249
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,013,136	1,097,472
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	248,830	312,136
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	541,875	(187,779)
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	369,629	394,563
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(2,970)	(140)
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	868,869	295,006
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	42,417	(3,723)
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	944,486	287,409
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	314,262	(1,196,064)
Total financial assets at fair value	314,262	(1,196,064)
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	$ 314,262	$ (1,196,064)